UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE
		Government & Corporate Bonds (91.0%)
		Foreign (31.1%)
		Argentina (0.3%)
		Governments & Obligation (1.0%)
	$670	Republic of Argentina (k) (o) (u)	8.28%	12/31/33	$433,891

		Bermuda (0.2%)
		Paper & Forest Products
	245	Nine Dragons paper Holdings Limited - 144A (a)	7.875	04/29/13	240,495

		Brazil (5.0%)
		Government Obligations (3.6%)
	900	Federative Republic of Brazil	6.00	01/17/17	921,600
	1,080	Federative Republic of Brazil	8.00	01/15/18	1,207,980
	1,190	Federative Republic of Brazil	8.875	10/14/19	1,476,195
	230	Federative Republic of Brazil	8.875	04/15/24	291,525
	360	Federative Republic of Brazil	10.50	07/14/14	457,200
	1,090	Federative Republic of Brazil	11.00	08/17/40	1,440,162

					5,794,662

		Government Obligation (0.6%)
	1,000	Banco Nac De Desen Econo -144A (a)	6.369	06/16/18	1,012,500

		Major Banks (0.8%)
BRL	810	Banco ABN AMRO Real	16.20	02/22/10	524,899
	1,290	Brazil NTN	0.00	01/01/14	714,986

					1,239,885

		Total Brazil			8,047,047

		Canada (2.1%)
		Integrated Oil (0.0%)
	$35	Petro-Canada	6.05	05/15/18	34,399

		Media Conglomerates (0.5%)
	934	Canwest Media Inc.	8.00	09/15/12	817,608

		Oil & Gas Pipelines (0.7%)
	1,260	Kinder Morgan Finance Co.	5.70	01/05/16	1,167,075

		Other Transportation (0.6%)
	970	CHC Helicopter Corp.	7.375	05/01/14	1,012,437

		Telecommunication Equipment (0.2%)
	310	Nortel Networks Ltd Note - 144A (a)	10.75	07/15/16	305,350

		Total Canada			3,336,869

		Cayman Islands (0.3%)
		Property — Casualty Insurers
	430	Mantis Reef Ltd. - 144A (a)	4.692	11/14/08	428,845

		Columbia (0.2%)
		Government Obligation (0.2%)
	160	Republic of Columbia	11.75	02/25/20	234,000

		Denmark (0.7%)
		Finance/Rental/Leasing (0.0%)
DKK	254	Realkredit Denmark	6.00	10/01/29	53,139
	0	Unikredit Realkredit	5.00	10/01/29	33

					53,172

		Telecommunications (0.7%)
	$460	Nordic Telephone Co. - 144A (a)	8.875	05/01/16	446,200
EUR	400	TDC AS	6.50	04/19/12	602,100

					1,048,300

		Total Denmark			1,101,472

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Ecuador (0.6%)
		Government Obligations
	$407	Republic of Equador - 144A (a)	9.375		12/15/15	407,000
	490	Republic of Equador - 144A (a)	10.00	(b)	08/15/30	452,025
	100	Republic of Equador - 144A (a)	9.375		12/15/15	99,750

		Total Ecuador				958,775

		France (0.3%)
		Media Conglomerates (0.2%)
	340	Vivendi - 144A (a)	6.625		04/04/18	332,134

		Oilfield Services/Equipment (0.1%)
	125	Compangnie General de Geophysique Veritas	7.50		05/15/15	124,375

		Total France				456,509

		Ghana (0.2%)
		Government Obligation
	359	Republic of Ghana - 144A (a)	8.50		10/04/17	361,693

		Indonesia (1.5%)
		Government Obligations (1.1%)
	472	Republic of Indonesia - 144A (a)	6.875		01/17/18	470,820
	1,387	Republic of Indonesia - 144A (a)	7.75		01/17/38	1,381,799

						1,852,619

		Pulp & Paper (0.4%)
	1,648	Tjiwi Kimia Finance BV - 144A (a)	0.00	(g)	04/29/27	90,621
	10	Tjiwi Kimia Finance BV - 144A (a)	6.00	(b)	04/29/15	7,820
	667	Tjiwi Kimia Finance BV - 144A (a)	6.00	(b)	04/29/18	250,133
	335	Tjiwi Kimia International	6.00	(b)	04/29/15	253,140

						601,714

		Total Indonesia				2,454,333

		Ireland (0.3%)
		Wireless Telecommunications
	465	VIP FIN (VIMPELCOM) 144A (a)	9.125		04/30/18	455,509

		Ivory Coast (0.1%)
		Government Obligation
	560	Ivory Coast	0.00	(d)	03/29/18	201,600

		Israel (0.6%)
		Electric Utilities (0.1%)
	210	Israel Electric Co. Ltd - 144A (a)	7.25		01/15/19	208,383

		Electrical Products (0.5%)
	729	Ormat Funding Corp.	8.25		12/30/20	721,534

		Total Israel				929,917

		Luxembourg (0.8%)
		Oil & Gas Production (0.4%)
	702	TNK-BP Finance S.A. - 144A (a)	7.875		03/13/18	652,860

		Steel (0.4%)
	160	Arcelormittal -144A (a)	6.125		06/01/18	153,927
	430	Evraz Group SA -144A (a)	9.50		04/24/18	416,584

						570,511

		Total Luxembourg				1,223,371

		Mexico (3.8%)
		Government Obligations (2.0%)
MXN	14,520	Mexican Fixed Rate Bonds - 144A (a)	8.00		12/17/15	1,375,016
	$1,316	Uneted Mexican States	5.625		01/15/17	1,330,476
	400	Uneted Mexican States	6.75		09/27/34	431,200

						3,136,692

		Broadcasting (0.1%)
	200	Grupo Televisa S.A. - 144A (a)	6.00		05/15/18	195,073

		Oil & Gas Production (1.5%)
	410	Pemex Proj FDG Master Trust	8.625		12/01/23	505,325
	1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,189,650
	870	Pemex Project Funding Master Trust - 144A (a)	4.076		06/15/10	871,740

						2,566,715

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE
		Telecommunications (0.2%)
	275	Axtel SA	11.00	12/15/13	292,187

		Total Mexico			6,190,667

		Netherlands (1.0%)
		Electronic Components (0.1%)
	215	NXP BV/NXP Funding LLC	7.875	10/15/14	180,062

		Gas (0.2%)
	300	Intergas Finance BV	6.375	05/14/17	256,500

		Major Telecommunications (0.1%)
	120	Deutsche Telekom International Finance Corp. NV	8.25	06/15/30	133,878

		Oil — Exploration & Production (0.6%)
	950	Kazmunaigaz Finance Sub - 144A (a)	9.125	07/02/18	971,375

		Total Netherlands			1,541,815

		Peru (1.8%)
		Government Obligations
	768	Republic of Peru	6.55	03/14/37	797,568
	310	Republic of Peru	8.375	05/03/16	365,800
	762	Republic of Peru	8.75	11/21/33	994,410
	537	Republic of Peru	9.875	02/06/15	667,223

		Total Peru			2,825,001

		Philippines (2.9%)
		Government Obligations
	450	Republic of Philiipines	9.00	02/15/13	507,938
	1,958	Republic of Philiipines	9.50	02/02/30	2,496,450
	1,424	Republic of Philiipines	8.875	03/17/15	1,641,160

		Total Philippines			4,645,548

		Russia (3.8%)
		Government Obligations (3.3%)
	811	Federative Republic of Russia	0.00	07/24/18	1,140,469
	600	Federative Republic of Russia	12.75	06/24/28	1,062,750
	1,649	Federative Republic of Russia	7.50	03/31/30	1,857,062
	990	Ministry Finance Russia	3.00	05/14/11	949,662
RUB	10,000	JP Morgan Chase Co.(j)	7.00	06/28/17	323,226

					5,333,169

		Major Banks (0.5% )
	$214	Russian Agricultural Bank - 144A (a)	6.299	05/15/17	192,964
	100	Russian Agricultural Bank	7.175	05/16/13	99,630
	480	Russian Agricultural Bank - 144A (a)	7.175	05/16/13	477,072

					769,666

		Total Russia (0.2%)			6,102,835

		Switzerland (0.3%)
		Secondary Education
NGN	69,900	UBS AG JERSEY - 144A (a)	0.00	04/09/09	554,689

		Turkey (2.3%)
		Government Obligations
	$384	Republic of Turkey	6.75	04/03/18	382,560
	1,498	Republic of Turkey	11.00	01/14/13	1,763,895
	500	Republic of Turkey	11.50	01/23/12	588,750
	590	Republic of Turkey	11.875	01/15/30	889,425

		Total Turkey			3,624,630

		United Kingdom (0.2%)
		Cable/Satellite TV (0.1%)
	115	National Cable PLC	9.125	08/15/16	106,950

		Major Banks (0.1%)
	195	HBOS PLC - 144A (a)	6.75	05/21/18	176,108

		Total United Kingdom			283,058

		Venezuela (2.2%)
		Government Obligations
	310	Republic of Venezuela	8.50	10/08/14	285,975
	2,445	Republic of Venezuela	9.25	09/15/27	2,234,730
	1,000	Republic of Venezuela	10.75	09/19/13	1,027,500

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Total Venezuela				3,548,205

	Total Foreign				50,180,774

	United States (59.8%)
	Corporate Bonds ( 30.9%)
	Advertising/Marketing Services (1.4%)
543	Dex Media West/Finance (Series B)	9.875		08/15/13	427,613
1,175	Idears Inc.	8.00		11/15/16	540,500
465	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	398,156
1,125	Valassis Communications, Inc.	8.25		03/01/15	950,625

					2,316,894

	Alternative Power Generation (0.0%)
460	NRG Energy Inc.	7.375		01/15/17	445,050

	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875		06/01/11	323,275

	Auto Parts: O.E.M. (0.2%)
415	ArvinMeritor, Inc.	8.75		03/01/12	373,500

	Broadcasting (0.1%)
230	XM Satellite Radio Inc.-144A (a)	13.00		08/01/13	211,025

	Building Products (0.5%)
790	Interface Inc.	9.50		02/01/14	835,425

	Cable/Satellite Tv (1.9%)
850	Cablevision Systems Corp. (Series B)	7.133	(b)	04/01/09	859,563
536	CCH I LLC/CCH I Capital Corp.	11.00		10/01/15	408,700
575	DirectTV Holdings/Finance -144A (a)	7.625		05/15/16	573,563
465	EchoStar DBS Corp.	6.375		10/01/11	451,631
545	EchoStar DBS Corp.	6.625		10/01/14	501,400
210	National Cable PLC (United Kingdom)	8.75		04/15/14	196,875

					2,991,732

	Casino/Gaming (1.6%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B)	13.50	(d)	03/01/10	0
855	Harrahs Operating Co. Inc.	5.375		12/15/13	461,700
1,240	Isle of Capri Casinos	7.00		03/01/14	868,000
955	Las Vegas Sands Corp.	6.375		02/15/15	735,350
3,904	Resort At Summerlin LP/Ras Co. (Series B) (p)	13.00	(d)	12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	168,750
675	Station Casinos, Inc.	6.875		03/01/16	310,500

					2,544,300

	Chemicals: Specialty (1.4%)
1,400	Innophos, Inc.	8.875		08/15/14	1,407,000
715	Koppers Holdings, Inc.	0.00	(g)	11/15/14	647,075
161	Koppers Inc.	9.875		10/15/13	169,654

					2,223,729

	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	176,750

	Computer Processing Hardware (0.1%)
180	Dell Inc. - 144A (a)	5.65		04/15/18	175,725

	Containers/Packaging (1.2%)
1,555	Berry Plastics Holding Corp. - 144A (a)	8.875		09/15/14	1,251,775
650	Graphic Packaging International Corp.	9.50		08/15/13	607,750

					1,859,525

	Data Processing Services (0.5%)
275	Fiserv Inc.	6.80		11/20/17	276,748
495	SunGard Data Systems Inc. - 144A (a)	9.125		08/15/13	508,613

					785,361

	Diversified Manufacturing (0.4%)
680	Tyco Electronics Group	5.95		01/15/14	675,056

	Drugstore Chains (0.4%)
895	Rite Aid Corp.	8.625		03/01/15	579,513

	Electric Utilities (1.5%)
925	Aes Corporation - 144A (a)	8.00		06/01/20	894,938
100	IPALCO Enterprises, Inc.	8.625		11/14/11	102,125
810	Texas Competitive Electric Holdings Co. LLC. - 144A (a)	10.25		11/01/15	814,050
390	Texas Competitive Electric Holdings Co. LLC. - 144A (a)	10.25		11/01/15	391,950
220	Texas Eastern Transmission	7.00		07/15/32	211,729

					2,414,792

	Electronic Production Equipment (0.3%)
475	KLA — Tenor Corp.	6.90		05/01/18	464,914

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Finance/Rental/Leasing (1.6%)
1,160	Capmark Financial Group Inc. - 144A (a)	5.875		05/10/12	739,813
1,680	Ford Motor Credit Co.	7.25		10/25/11	1,270,881
305	GMAC LLC	6.75		12/01/14	174,899
231	Residential Capital LLC - 144A (a)	9.625		05/15/15	91,245
235	SLM Corp.	8.45		06/15/18	222,154

					2,498,992

	Financial Conglomerates (1.2%)
479	Citigroup Inc.- 144A (a)	0.00		02/24/10	487,296
190	Citigroup Inc.	8.40	(e)	04/29/49	162,923
1647	GMAC LLC	6.875		09/15/11	1,088,198
100	Prudential Financial, Inc.	6.625		12/01/37	93,176

					1,831,593

	Financial Services (0.0%)
45	Lender Process Services - 144A (a)	8.125		07/01/16	45,169

	Food Retail (0.7%)
191	CA FM Lease Trust - 144A (a)	8.50		07/15/17	212,439
818	Delhaize America, Inc.	9.00		04/15/31	942,266

					1,154,705

	Food: Meat/Fish/Dairy (1.0%)
420	Michael Foods Inc. (Series B)	8.00		11/15/13	416,850
760	Pilgrim’s Pride Corp.	7.625		05/01/15	646,000
605	Smithfield Foods Inc.	7.00		08/01/11	559,625

					1,622,475

	Foods & Beverages (0.1%)
110	Dr. Pepper Snaple Group - 144A (a)	6.82		05/01/18	110,800

	Gas Distributors (0.1%)
230	Equitable Resources Inc.	6.50		04/01/18	230,693

	Home Building (0.1%)
160	Pulte Homes, Inc.	6.375		05/15/33	124,800

	Hospital/Nursing Management (2.1%)
1,655	HCA, Inc.	7.69		06/15/25	1,309,083
535	HCA, Inc.	5.75		03/15/14	448,063
620	Sun Healthcare Group Inc.	9.125		04/15/15	620,000
1,090	Tenet Healthcare Corp.	7.375		02/01/13	1,030,050

					3,407,196

	Industrial Specialties (0.3%)
410	Johnsondiversy, Inc.	9.625		05/15/12	419,225
92	UCAR Finance, Inc.	10.25		02/15/12	95,220

					514,445

	Insurance Brokers/Services (0.5%)
780	Farmers Insurance Exchange - 144A (a)	8.625		05/01/24	803,196

	Major Telecommunications (0.4%)
230	Sprint Capital Corp.	6.90		05/01/19	196,426
615	Sprint Nextel Corp.	6.00		12/01/16	518,945

					715,371

	Media Conglomerates (0.1%)
175	Time Warner Cable Inc.	6.75		07/01/18	176,796

	Medical Specialties (0.5%)
185	Baxter International	5.375		06/01/18	182,210
455	Hospira, Inc.	3.281	(b)	03/30/10	437,563
190	Invacare Corp.	9.75		02/15/15	190,950

					810,723

	Medical/Nursing Services (0.7%)
1,020	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	1,040,400

	Miscellaneous (0.1%)
155	ALFA MTN Investment Ltd - 144A (a)	9.25		06/24/13	154,419

	Miscellaneous Commercial Services (0.6%)
100	Iron Mountain Inc.	7.75		01/15/15	100,500
815	Iron Mountain Inc.	8.625		04/01/13	822,131

					922,631

	Miscellaneous Manufacturing (0.0%)
1,160	Propex Fabrics Inc.	10.00	(d)	12/01/12	14,500

	Oil & Gas Pipelines (0.3%)
480	Pacific Energy Partners/Finance	7.125		06/15/14	483,468

	Oil & Gas Production (3.3%)
490	Chaparral Enerdy, Inc.	8.875		02/01/17	425,075
530	Chesapeake Energy Corp.	7.50		09/15/13	537,950
805	Hilcorp Energy/Finance - 144A (a)	7.75		11/01/15	742,613

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
710	Husky Oil Ltd. (Canada)	8.90		08/15/28	715,325
2,020	Pemex Master Trust-144A (a)	5.75		03/01/18	1,976,570
110	Plains Exploration & Production Co	7.625		06/01/18	107,250
785	Sandridge Energy - 144A (a)	8.625		04/01/15	796,775

					5,301,558

	Oilfield Services/Equipment (0.5%)
695	Helix Energy Solutions-144A (a)	9.50		01/15/16	698,475
115	Weatherford Intl Inc.	6.00		03/15/18	113,713

					812,188

	Other Consumer Services (0.2%)
300	Expedia Inc.- 144A (a)	8.50		07/01/16	286,500

	Packaged Software (0.1%)
215	Oracle Corp.	5.75		04/15/18	214,898

	Pharmaceuticals: Other (0.1%)
185	Axcan Intermediate Holding - 144A (a)	12.75		03/01/16	185,463

	Property — Casualty Insurers (0.1%)
110	Ace Ina Holdings	5.60		05/15/15	106,984

	Pulp & Paper (0.1%)
205	Glatfelter - 144A (a)	7.125		05/01/16	202,950

	Railroads (0.4%)
565	Union Pacific Corp.	5.45		01/31/13	567,448

	Real Estate Development (0.2%)
540	Realogy Corp.	10.50		04/15/14	353,700

	Real Estate Investment Trusts (0.0%)
45	Prologis Trust	6.625		05/15/18	41,873

	Restaurants (0.5%)
80	Aramark Corp.	6.373	(b)	02/01/15	74,000
170	Aramark Corp.	8.50		02/01/15	170,213
580	Aramark Services Inc.	5.00		06/01/12	512,575

					756,788

	Savings Banks (0.1%)
300	Washington Mutual - 144A (a)	9.75	(e)	10/29/49	138,150

	Semiconductors (0.4%)
685	Freescale Semiconductor, Inc.	8.875		12/15/14	583,963

	Services To The Health Industry (0.3%)
240	LVB Acquisition Merger Sub Inc.	10.375	(c)	10/15/17	253,800
160	Medco Health Solutions, Inc.	7.125		03/15/18	164,120

					417,920

	Specialty Stores (0.3%)
625	Sonic Automotive, Inc. (Series B)	8.625		08/15/13	503,125

	Specialty Telecommunications (1.1%)
400	American Tower Corp.	7.125		10/15/12	409,000
470	American Tower Corp.	7.50		05/01/12	480,575
385	Citizens Communications	7.125		03/15/19	340,725
118	Panamsat Corp.	9.00		08/15/14	119,623
330	Qwest Communications International	6.176	(b)	02/15/09	328,350
145	U.S. West Communications Corp.	5.625		11/15/08	145,000

					1,823,273

	Telecommunications (0.0%)
654	Exodus Communications, Inc. (p)	11.625	(d)	07/15/10	0
4,679	Rhythms Netconnections, Inc. (p)	12.75	(d)	04/15/09	0

					0

	Tobacco (0.5%)
175	Philip Morris International Inc.	5.65		05/16/18	169,808
580	Reynolds American Inc.	6.50		07/15/10	585,908

					755,716

	Wireless Telecommunications (0.5%)
740	Wind Acquisition Finance SA - 144A (a)	10.75		12/01/15	769,600

	Total United States				49,881,035

	Total Corporate Bonds (Cost $118,920,914)				100,061,809

	U.S. Government Agencies — Mortgage-Backed Securities (14.3%)
	Federal Home Loan Mortgage Corp. (2.3%)
23		6.50		02/01/09-09/01/33	24,111

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
675		6.50		(f)	693,246
1,571		7.50		07/01/17-05/01/33	1,694,809
150		9.00		06/01/30-01/01/31	166,367
559		8.00		10/01/24-08/01/32	604,878
406		8.50		11/01/15-07/01/31	449,080
1		9.50		07/01/20	683

					3,633,174

	Federal National Mortgage Assc. (11.3%)
1,477		6.00		01/01/19	1,511,663
2,243		6.50		12/01/28-12/01/34	2,321,371
650		6.50		(f)	667,367
4,720		7.00		03/01/29-12/01/34	4,980,093
5,158		7.50		02/01/22-07/01/34	5,549,947
1,178		8.00		06/01/22-07/01/31	1,273,939
1,627		8.50		05/01/17-12/01/30	1,774,381
55		9.00		09/01/21-04/01/30	61,182

					18,139,943

	Federal National Mortgage Assco. (Dwarf) (0.0%)
1		6.00		04/01/13	870
6		7.00		08/01/08	5,789

					6,659

	Government National Mortgage Assco. (0.7%)
713		7.50		05/15/17-01/15/26	766,704
270		8.00		06/15/22-02/15/30	294,886
72		8.50		08/15/22-09/15/24	79,556

					1,141,146

	Government National Mortgage Assco. (II) (0.0%)
62		7.50		07/20/25	66,167

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $22,768,938)				22,987,089

	Collateralized Mortgage Obligations (11.2%)
	U.S. Government Agencies (0.3%)
	Fannie Mae Strips
113	356 46 (IO)	7.00		11/01/19	13,893
461	356 28 (IO)	7.50		03/01/35	98,549
161	356 29 (IO)	8.00		03/01/35	34,508
300	356 44 (IO)	6.00		01/01/20	44,529
393	356 45 (IO)	6.00		01/01/20	58,358
139	356 46 (IO)	6.50		03/01/20	20,989
882	356 25 (IO)	7.00		12/01/34	205,725

	Total Government Agencies				476,551

	Private Issues (10.9%)
	American Home Mortgage Assets
547	2006-4 1A3	2.771	(b)	10/25/46	105,099
507	2007-5 A3	2.761	(b)	06/25/47	114,237
	American Home Mortgage Investment Trust
1,386	2005-2 1A1	2.761	(b)	09/25/45	861,304
1,802	2007-01 GA1C	2.651	(b)	05/25/47	1,121,044
	Bear Stearns Mortgage Funding Trust
39	2006-16 4A4 — 144A (a)	6.50		03/27/36	19,680
	Bear Stearns Structured Products Inc.
12,601	2007-N 14C (IO) - 144A (a)	1.429	(b)	01/27/37	50,404
15,725	2007-N2 13C (IO) - 144A (a)	1.542	(b)	01/27/37	62,898
15,714	2007-N3 10C (IO) - 144A (a)	2.57	(b)	06/26/36	39,286
17,321	2007-N5 5C (IO) - 144A (a)	5.694	(b)	04/25/37	199,189
	Countrywide Alternative Loan Trust
16,106	2005-41 1X (IO)	0.983	(b)	09/25/35	301,991
8,388	2005-58R A (IO) - 144A (a)	1.557	(b)	12/20/35	283,105
6,141	2005-59R A (IO) -144A (a)	1.439	(b)	12/20/35	184,216
6,202	2005-81 X1 (IO)	0.956	(b)	02/25/37	193,507
473	2006-OA2 A4	2.80	(b)	05/20/46	112,910
628	2006-OA17 1A3	2.758	(b)	12/20/46	208,358
17,980	2006-OA17	1.276	(b)	12/20/46	741,691
4,984	2006-OA12 X	1.04	(b)	03/20/46	190,014
610	2006-OA21 A3	2.738	(b)	03/20/47	135,893
8,971	2006-OA21 X (IO)	1.53	(b)	03/20/47	392,480
11,915	2006-OA22 CP (IO) - 144A (a)	0.00	(b)	02/25/47	89,363
5,741	2007-OA7 CP (IO) - 144A (a)	1.823	(b)	05/25/47	57,415
1,465	2007-OA8 2A2	2.691	(b)	06/25/47	538,478
1,094	2007-OA9 A1	2.751	(b)	06/25/47	682,053
	DSLA Mortgage Loan Trust
1,424	2007-AR1 2A1A	2.598	(b)	04/19/38	863,831
	Deutsche Alt-A Securities Inc Mortgage
511	2006 - OA1	4.358	(b)	02/25/47	123,215
	Greenpoint Mortgage Funding Trust

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
2,348	2005-AR3 X1 (IO)	1.207	(b)	08/25/45	74,491
3,903	2005-AR4 X4 (IO)	1.991	(b)	10/25/45	140,281
941	2006-AR2 3A2	2.781	(b)	03/25/36	456,957
1,600	2006-AR4 M2	2.891	(b)	09/25/46	120,554
1,693	2006-AR5 M2	2.893	(b)	10/25/46	162,655
1,502	2006-AR7 M2	2.891	(b)	12/25/46	142,228
	GS Mortgage Securities Corp.
2,607	2006-OA1R A (IO) -144A (a)	1.71	(b)	08/25/35	40,665
	Harborview Mortgage Loan Trust
5,448	2005-2 X (IO)	1.464	(b)	05/19/35	107,258
3,523	2005-3 X2 (IO)	0.321	(b)	06/19/35	74,854
5,336	2006-1 X1 (IO)	0.414	(b)	03/19/37	169,260
7	2006-1 PO1 (IO)		(b)	03/19/37	972
446	2006-9 NIM - 144A (a)		(b)	12/15/36	28,884
1,379	2006-AR1 2A1A	2.638	(b)	11/19/36	857,825
	Indymac Indx Mortgage Loan Trust
668	2005-AR4 2A1A	2.741	(b)	03/25/35	423,130
4,168	2005-AR12 AX2 (IO)	1.057	(b)	07/25/35	76,202
	LB -UBS Commercial Mortgages Trust
800	2007-C6	5.858	(b)	07/15/40	747,844
	Mastr Adjustable Rate Mortgages Trust
510	2006-OA1 3A3	4.735	(b)	04/25/46	131,870
	Residential Accredit Loans, Inc.
363	2006-QO1 2A1	2.731	(b)	02/25/46	202,485
5,177	2007-QO3 SB (IO) - 144A (a)	1.157	(b)	03/25/47	85,738
2,120	2007-QO4 A1	2.661	(b)	05/25/47	1,304,828
12,747	2007-QO4 SB (IO) - 144A (a)	2.90	(b)	05/25/47	223,074
29,185	2007-QO5 SB (IO) - 144A (a)	0.00	(b)	08/25/47	200,650
	Structured Asset Mortgage Investments Inc.
1,431	2005-14 A1	2.771	(b)	07/25/35	936,589
964	2006-AR2 A2	2.771	(b)	02/25/36	457,228
492	2006-AR3 3A1	2.651	(b)	02/25/36	275,570
471	2006-AR6 1A5	2.741	(b)	07/25/36	125,342
1,365	2006-AR8 A1A	2.661	(b)	10/25/36	853,920
1,670	2007-AR4 A4A	2.641	(b)	09/25/47	933,983
	WAMU Mortgage Pass-Through Certificates
13	2005-AR19 A1B1	2.711	(b)	12/25/45	12,763
491	2006-AR5 4A1B	2.741	(b)	07/25/46	121,747
1,545	2007-OA6 CA1B	2.691	(b)	07/25/47	471,613

	Total Private				17,633,121

	Total Collateralized Mortgage Obligations (Cost $33,716,212)				18,109,672

	Commercial Mortgage Backed Securities (3.4%)
	Banc of America Commercial Mortgage Inc.
1,000	2006-5 A4	5.414		09/10/47	934,528
800	2007-3 A4	5.877	(b)	06/10/49	740,775
	Bear Stearns Commercial Mortgage Securities
800	2007-PW17 A4	5.694		06/11/50	738,079
750	2007 - C9 A4	6.010		12/10/49	702,828
	Citigroup Commercial Mortgage Trust
800	2006-C5 A4	5.431		10/15/49	746,013
800	2007-C6 A4	5.700		06/10/17	744,474
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,000	2007-LD11 A4	6.007		06/15/49	936,912

	Total Commercial Mortgage Backed Securities (Cost $7,578,670)				5,543,609

	Total United States				96,521,405

	Total Government & Corporate Bonds (Cost $182,984,734)				146,702,179

	Senior Loans (0.6%)
	Financial Publishing/Services
480	First Data Corp.	5.211	(b)	09/24/14	441,849
69	First Data Corp.	5.55	(b)	09/24/14	63,558
489	First Data Corp.	486	(b)	09/24/14	447,903

	Total Senior Loans (Cost$1,005,051)				953,310

NUMBER OF
SHARES
	Convertible Prefered Stocks (0.0%)
1,850	Fannie Mae - 2008 - 1 (Cost $92,093)	45,788

	Common Stocks (0.0%)
	Telecommunications (0.0%)
9	Vital Holding Limited (Bermuda) (r)	9

NUMBER OF
SHARES
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (h)(r)	0

	Electric Utilities (0.0%)
102	PNM Resources Inc.(o)	1,195

	Food: Specialty/Candy (0.0%)
445	SFAC New Holdings Inc. (o)(r)	0
2,423	SFAC New Holdings Inc. (i)(o)(r)	0

		0

	Restaurants (0.0%)
3,387	American Restaurant Group Holdings, Inc. (Class A) (o)(r)	27,096
95,844	Catalina Restaurant Group (escrow) (o)(r)	958

		28,054

	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (l)(o)(r)	127
133,935	PFB Telecom NV (Series B) (o) (r)	0
665	XO Holdings, Inc.(o)(r)	319

		446

	Textiles (0.0%)
298,462	U.S. Leather, Inc. (o) (r)	0

	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (o)(r)	5,497

	Total Common Stocks (Cost$42,272,088)	35,201

NUMBER OF		EXPIRATION
WARRENTS		DATE
	Warrants (r) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc.- 144A (a)	03/01/10	0

	Specialty Telecommunications (0.0%)
1,331	XO Holdings, Inc. (Series A) (o)	01/16/10	43
997	XO Holdings, Inc. (Series B) (o)	01/16/10	20
997	XO Holdings, Inc. (Series C) (o)	01/16/10	35

			98

	Total Warrants (Cost$1,668)		98

PRINCIPAL
AMOUNT IN			MATURITY
THOUSANDS			DATE	VALUE
	Short-Term Investments (29.9%)
	U.S. Government Obligations (n)(q) (0.7%)
$314	U.S. Treasury Bill	1.545	10/09/08	314,068
942	U.S. Treasury Bill	1.60	10/09/08	942,102

	Total U.S. Government Obligations (Cost $1,256,008)			1,256,170

	Securities held as Collateral on Loaned Securities (u) (21.5%)
	Repurchase Agreements (3.4%)
1,132	ABN Amro Bank N.V. (2.44%, dated 07/31/08, due 08/01/08; proceeds $280,677; fully collateralized by Collateralized Mortgage Obligations at the date of this Portfolio of Investment as follows: Wachovia Bank Commercial Mortgage Trust 5.42% due 01/15/45; valued at $22,465)			1,131,979
1,287	Banc of America Securities LLC (2.44% dated 07/31/08, due 08/01/08; proceeds $319,169; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Alcoa, Inc.; valued at $25,546)			1,287,217
1,716	Lehman Brothers Co. (2.39% dated 07/31/08, due 08/01/08; proceeds $425,557; fully collateralized by Municipal Bond at the date of this Portfolio of Investment as follows: Oakland County 6.25% due 04/01/22 - 04/01/27; valued at $32,923)			1,716,289
1,287	Merrill Lynch Co., (2.34% dated 07/31/08, due 08/01/08; proceeds $319,167; fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Ahold Finance USA 6.85% due 05/01/29; valued at $24,395)			1,287,217

	Total Repurchase Agreements (Cost $5,422,702)			5,422,702

	Investment Company (u) (18.1%)

PRINCIPAL
AMOUNT IN		MATURITY
THOUSANDS		DATE	VALUE
29,264	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $29,264,108)		29,264,108

	Total Securities held as Collateral on Loaned Securities (Cost $34,686,810)		34,686,810

NUMBER OF
SHARES (000)
	Investment Company (m)(s) (7.7%)
12,345	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost$12,344,836)		12,344,836

	Total Short-Term Investments (Cost $48,287,654)		48,287,816

	Total Investments (Cost $274,643,288)(t)(v)	121.5%	196,024,392

	Total Written/Purchase Option Outstanding (Premiums $171,088)	0.1	148,350
	Liabilities in Excess of Other Assets	(21.6)	(34,884,082)

	Net Assets	100.0%	$161,288,660

ARM	Adjustable rate mortgage, Interest rate in effect as of July 31, 2008.

IO	Interest only security

PO	Principal only security. No rate exists for a principal only security.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at July 31, 2008.

(c)	Payment-in-kind security.

(d)	Non-income producing security; bond in default.

(e)	Security issued with perpetual maturity.

(f)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.

(g)	Currently a zero coupon bond and will pay interest at the rate shown at a future date.

(h)	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.

(i)	Resale is restricted acquired (06/10/99) at a cost basis of $24.

(j)	Currency index credit linked unsecured note.

(k)	Capital appreciation bond.

(l)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.

(m)	May include cash designated as collateral in connection with open swap contracts.

(n)	All of a portion of this security has been physically segregated in connection with open futures contracts in the amount of $200,397.

(o)	Acquired through exchange offer.

(p)	Issuer in bankruptcy.

(q)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(r)	Non-income producing securities.

(s)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Portfolio-Institutional Class.

(t)	Securities have been designated as collateral in amount equal to $53,430,245 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures and swap contracts.

(u)	The values of loaned securities and related cash collateral outstanding at July 31, 2008 were $33,486,004 and $34,686,811, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(v)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at July 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

35	Long	U.S. Treasury Bond 20 Year
		September 2008	$4,042,500	$14,109
13	Long	U.S. Treasury Note 2 Year,
		September 2008	2,756,000	11,549
31	Short	90 day Euro $ Future
		March 2009	(7,510,913)	(100,060)
23	Short	90 day Euro $ Future
		March 2010	(5,515,400)	(38,588)
27	Short	90 day Euro $ Future
		June 2009	(6,529,950)	(82,736)
17	Short	90 day Euro $ Future
		June 2010	(4,068,313)	(23,209)
37	Short	90 day Euro $ Future
		September 2008	(8,990,075)	(140,296)
27	Short	90 day Euro $ Future
		September 2009	(6,512,400)	(30,329)
14	Short	90 day Euro $ Future
		September 2010	(3,345,475)	(16,488)
36	Short	90 day Euro $ Future
		December 2008	(8,730,450)	(118,296)
23	Short	90 day Euro $ Future
		December 2009	(5,529,200)	(48,438)
12	Short	90 day Euro $ Future
		December 2010	(2,863,950)	(12,681)
117	Short	U.S. Treasury Bond 5 Year
		September 2008	(13,026,305)	(104,111)
166	Short	U.S. Treasury Bond 10 Year
		September 2008	(14,698,001)	(194,638)
23	Short	U.S. Treasury Swap 10 Year
		September 2008	(2,532,156)	(5,798)

	Net Unrealized Depreciation			$(904,119)

Forward Foreign Currency Contracts Open at July 31, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

DKK	250,000		$52,302	10/27/08	$306
	$344,000	EUR	542,804	07/31/08	(6,218)
EUR	344,000		$535,952	07/31/08	(643)
JPY	139,321,000		$1,296,778	10/09/08	12,639
	$139,321,000	JPY	1,304,479	10/09/08	(7,701)

		Net Unrealized Depreciation			$(1,618)

Currency Abbreviations:
DKK            Danish Krone
EUR             Euro.
JPY              Japanese Yen

Interest Rate Swap Contracts Open at July 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Bank of America, N.A.	$8,195	Fixed Rate 4.147%	Floating Rate 2.676 # %	June 9, 2013	$(5,900)
Bank of America, N.A.	6,240	Fixed Rate 5.592	Floating Rate 0.00 #	February 19, 2018	72,946
Bank of America, N.A.	3,994	Fixed Rate 5.370	Floating Rate 3.080 #	February 12, 2018	14,938
Bank of America, N.A.	16,721	Fixed Rate 5.557	Floating Rate 0.00 #	July 24, 2023	16,219
Bank of America, N.A.	2,570	Fixed Rate 4.982	Floating Rate 0.00 #	April 15, 2018	(28,219)
Bank of America, N.A.	3,445	Floating Rate 5.07	Fixed Rate 0.00 #	April 14, 2018	(27,043)
Bank of America, N.A.	5,133	Floating Rate 3.080	Fixed Rate 5.815 #	February 12, 2023	(40,602)
Bank of America, N.A.	4,410	Floating Rate 0.00	Fixed Rate 5.470 #	April 14, 2023	6,791
Bank of America, N.A.	8,050	Floating Rate 0.00	Fixed Rate 6.030 #	February 19, 2023	(111,493)
Bank of America, N.A.	13,035	Floating Rate 0.00	Fixed Rate 5.380 #	July 24, 2018	(26,331)
Bank of America, N.A.	3,020	Floating Rate 0.00	Fixed Rate 5.380 #	April 15, 2023	12,080
Bank of America, N.A.	4,500	Floating Rate 2.80	Fixed Rate 4.745 #	June 30, 2018	(23,400)
Deutsche Bank AG	21,400	Fixed Rate 5.349	Floating Rate 2.638 #	May 24, 2017	1,180,210
Deutsche Bank AG	5,500	Floating Rate 5.198	Fixed Rate 2.791 #	October 4, 2017	237,655
Deutsche Bank AG	EUR 8,938	Fixed Rate 4.957	Floating Rate 0.000 ##	July 24, 2018	62,320
Deutsche Bank AG	22,333	Floating Rate 5.268	Fixed Rate 5.130 ##	July 3, 2023	128,901
Deutsche Bank AG	17,875	Fixed Rate 5.130	Floating Rate 4.934 ##	July 1, 2018	(106,231)
Deutsche Bank AG	11,197	Floating Rate 0.00	Fixed Rate 5.187 ##	July 24, 2023	(25,674)

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Goldman Sachs Group Inc.	$16,115	Floating Rate 0.00	Fixed Rate 6.035 #	August 28, 2023	(225,288)
Goldman Sachs Group Inc.	6,360	Fixed Rate 5.565	Floating Rate 0.000 #	February 27, 2018	67,289
Goldman Sachs Group Inc.	12,560	Fixed Rate 5.630	Floating Rate 0.00 #	February 28, 2018	162,275
Goldman Sachs Group Inc.	8,160	Fixed Rate 0.00	Floating Rate 5.960 #	February 27, 2023	(97,267)
JPMorgan Chase N.A. New York	10,174	Fixed Rate 4.390	Floating Rate 2.691 #	December 11, 2012	124,021
JPMorgan Chase N.A. New York	9,700	Floating Rate 5.088	Fixed Rate 2.691 #	September 11, 2017	340,470
JPMorgan Chase N.A. New York	11,585	Floating Rate 4.070	Fixed Rate 2.720 #	May 16, 2013	(40,432)
JPMorgan Chase N.A. New York	13,250	Floating Rate 2.872	Fixed Rate 4.408 #	May 1, 2018	268,843
Merrill Lynch & Co., Inc.	3,430	Fixed Rate 5.00	Floating Rate 0.00 #	April 15, 2018	(35,535)
Merrill Lynch & Co., Inc.	4,245	Floating Rate 0.00	Fixed Rate 5.395 #	April 15, 2023	15,240

		Net Unrealized Appreciation			$1,916,783

EUR — Euro.

#	Floating rate represents USD-3 months LIBOR

##	Floating Rate represents EUR-3 Months EURIBOR.
Credit Default Swap Contracts Open at June 31, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International
DJ CDX, N.A.	Sell	$800	1.40%	December 20, 2012	$3,800
Goldman Sachs International
DJ CDX, N.A.	Sell	300	1.40	December 20, 2012	7,158
Goldman Sachs International
DJ CDX, N.A.	Sell	900	5.00	June 20, 2013	(26,592)
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	835	5.00	June 20, 2013	2,988
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	3,812	3.75	December 20, 2012	(114,441)

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International
DJ CDX, N.A.	Sell	920	1.55	June 20, 2013	3,606
Goldman Sachs International
Qwest Capital Funding	Sell	500	3.25	December 20, 2012	(39,918)
Credit Suisse
Arrow Electronics Inc.	Buy	350	1.11	March 20, 2013	(6,998)
UBS Securities
American Standard Inc.	Buy	410	0.50	March 20, 2013	(857)
UBS Securities
American Standard Inc.	Buy	430	0.60	March 20, 2018	1,287
Goldman Sachs International
American Standard Inc.	Buy	140	0.50	March 20, 2013	(293)
Goldman Sachs International
Avalonbay Communities	Buy	355	3.05	March 20, 2013	(16,659)
Bank of America Securities LLC
Carnival Corp.	Buy	430	1.57	March 20, 2018	(6,515)
Goldman Sachs International
Chubb Corp.	Buy	500	0.10	March 20, 2012	7,117
Lehman Brothers, Inc.
Coca-Cola Enterprises, Inc.	Buy	655	0.640	March 20, 2013	(5,948)
Goldman Sachs International
Dell Inc.	Buy	575	0.22	March 20, 2012	7,399
Citigroup, Inc.
Eaton Corp.	Buy	560	0.82	March 20, 2018	1,538
Goldman Sachs International
Eaton Corp.	Buy	170	0.97	March 20, 2018	(1,457)
Merril Lynch, Inc.
Eaton Corp.	Buy	305	0.92	March 20, 2018	(1,464)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	210	0.82	March 20, 2018	(2,440)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	305	0.70	March 20, 2013	(1,813)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	215	0.47	March 20, 2018	3,245
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	180	0.46	March 20, 2018	2,854
Goldman Sachs International
Hartford Life Inc.	Buy	1,200	0.12	December 20, 2011	31,193
UBS Securities
Martin Marietta Materials	Buy	175	1.78	March 20, 2013	526
UBS Securities
Martin Marietta Materials	Buy	175	1.73	March 20, 2013	2,118
J.P. Morgan Chase

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)

Nordstrom, Inc.	Buy	300	1.03	March 20, 2018	6,049
J.P. Morgan Chase
Nordstrom, Inc.	Buy	240	1.07	March 20, 2018	4,137
J.P. Morgan Chase
Nordstrom, Inc.	Buy	240	1.15	March 20, 2018	2,734
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	265	0.63	March 20, 2013	(1,407)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	200	0.58	March 20, 2013	(639)
Goldman Sachs International
Prologis	Buy	155	3.33	June 20, 2013	(4,063)
Goldman Sachs International
Sealed Air Corp.	Buy	130	1.24	March 20, 2018	5,057
Goldman Sachs International
Sealed Air Corp.	Buy	115	1.08	March 20, 2018	5,770
Bank of America, N.A.
Textron Financial Corp.	Buy	350	0.80	March 20, 2018	7,952
Goldman Sachs International
Textron Financial Corp.	Buy	610	1.05	March 20, 2013	2,313
UBS Securities
Textron Financial Corp.	Buy	600	1.06	March 20, 2018	(8,260)
UBS Securities
Textron Financial Corp.	Buy	260	1.01	March 20, 2013	1,606
UBS Securities
Toll Brothers, Inc.	Buy	960	2.90	March 20, 2013	(2,944)
Bank of America, N.A.
Toll Brothers, Inc.	Buy	380	2.90	March 20, 2013	(1,165)
Citigroup, Inc.
Tyco Electronics Ltd.	Buy	453	0.43	March 20, 2012	7,611
Citigroup, Inc.
Tyco Electronics Ltd.	Buy	233	0.43	March 20, 2012	3,756
Goldman Sachs International
Union Pacific Corp.	Buy	600	0.20	December 20, 2011	4,512

		Net Unrealized Depreciation			$(117,551)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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